Form N-1A Supplement	Jun. 12, 2025
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

abrdn Funds

(the “Trust”)

abrdn Focused U.S. Small Cap Active ETF

abrdn Emerging Markets Dividend Active ETF

(each a “Fund” and together the “Funds”)

Supplement dated June 12, 2025 to the Funds’ Statutory Prospectus (the “Prospectus”),
dated February 28, 2025, as supplemented to date

abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

abrdn Funds

(the “Trust”)

abrdn Focused U.S. Small Cap Active ETF

abrdn Emerging Markets Dividend Active ETF

(each a “Fund” and together the “Funds”)

Supplement dated June 12, 2025 to the Funds’ Statutory Prospectus (the “Prospectus”),
dated February 28, 2025, as supplemented to date